Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended																12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Operating revenues – related party		$ 79,456	[1]	$ 62,037	[1]	$ 60,245	[1]	$ 41,886	[1]	$ 34,182	[2]	$ 33,666	[2]	$ 31,843	[2]	$ 29,489	[2]	$ 243,624	[3]	$ 129,180	[4]	$ 124,985	[4]
Operating income (loss)		43,882	[1]	21,703	[1]	24,838	[1]	4,439	[1]	(5,908)	[2]	(3,683)	[2]	(3,010)	[2]	(4,731)	[2]	94,862	[3]	(17,332)	[4]	(8,537)	[4]
Net income (loss)		40,878	[1]	20,264	[1]	23,504	[1]	4,075	[1]	(6,040)	[2]	(3,870)	[2]	(2,888)	[2]	(4,450)	[2]	88,721	[3]	(17,248)	[4]	(9,860)	[4]
Net income attributable to partners		44,667		31,428		33,662		22,121		19,056		17,543		12,200		10,482		131,878		59,281		2,041
Limited partners’ interest in net income		42,419		29,816		32,305		21,269		18,482		17,192		11,956		10,272		$ 125,809		$ 57,902		$ 2,000
Net income per limited partner unit – basic and diluted:
Net income per limited partner unit - basic and diluted, subordinated units																		$ 2.07		$ 1.01		$ 0.03
Valero Energy Partners LP (Previously Reported) [Member]
Operating revenues – related party																		$ 243,624		$ 129,180		$ 124,985
Operating income (loss)		47,671		32,867		34,996		12,969		3,004		5,845		6,035		4,239		107,982		19,123		23,838
Net income (loss)		$ 44,667		$ 31,428		$ 33,662		$ 12,605		$ 2,872		$ 5,658		$ 6,157		$ 4,520		101,841		19,207		22,515
Net income attributable to partners																		$ 131,878		59,281		2,041
Limited Partner, Common Units [Member]
Net income per limited partner unit – basic and diluted:
Net income per limited partner unit – basic and diluted, common units	$ 0.03	$ 0.69		$ 0.51		$ 0.54		$ 0.37		$ 0.32		$ 0.30		$ 0.21		$ 0.18		$ 2.12
Subordinated Unitholder Valero [Member]
Net income attributable to partners																		$ 60,078		28,951		1,000
Net income per limited partner unit – basic and diluted:
Net income per limited partner unit – basic and diluted, common units	$ 0.03																	$ 2.07
Net income per limited partner unit - basic and diluted, subordinated units		$ 0.66		$ 0.49		$ 0.54		$ 0.36		$ 0.32		$ 0.30		$ 0.21		$ 0.18
Corpus Christi Terminal Services Business [Member] | Adjustments for Acquisitions of Businesses Under Common Control [Member]
Operating revenues – related party																				0		0
Operating income (loss)		$ 0		$ (7,568)		$ (7,284)		$ (5,669)		$ (5,779)		$ (5,313)		$ (5,114)		$ (4,956)				(21,162)		(19,526)
Net income (loss)		0		(7,568)		(7,284)		(5,669)		(5,779)		(5,313)		(5,114)		(4,956)				(21,162)		(19,526)
Net income attributable to partners																				0		0
McKee Terminal Services Business [Member] | Adjustments for Acquisitions of Businesses Under Common Control [Member]
Operating revenues – related party																		$ 0		0		0
Operating income (loss)		(3,789)		(3,596)		(2,874)		(2,861)		(3,133)		(4,215)		(3,931)		(4,014)		(13,120)		(15,293)		(12,849)
Net income (loss)		$ (3,789)		$ (3,596)		$ (2,874)		$ (2,861)		$ (3,133)		$ (4,215)		$ (3,931)		$ (4,014)		(13,120)		(15,293)		(12,849)
Net income attributable to partners																		$ 0		$ 0		$ 0

[1]	Financial information has been retrospectively adjusted for the acquisition of the McKee Terminal Services Business.
[2]	Financial information has been retrospectively adjusted for the acquisitions of the Corpus Christi Terminal Services Business and the McKee Terminal Services Business.
[3]	Financial information has been retrospectively adjusted for the acquisition of the McKee Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.
[4]	Financial information has been retrospectively adjusted for the acquisitions of the Corpus Christi Terminal Services Business and the McKee Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.